HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 0.2%
1,249	Interpublic Group of Companies, Inc.	$ 36,471
854	Omnicom Group, Inc.	63,324
		99,795
	AEROSPACE & DEFENSE - 0.1%
79	Teledyne Technologies, Inc.(a)	32,678

	APPAREL & TEXTILE PRODUCTS - 0.0%(b)
33	Carter's, Inc.	2,935
183	Hanesbrands, Inc.	3,600
43	PVH Corporation	4,545
119	VF Corporation	9,510
		20,590
	ASSET MANAGEMENT - 0.3%
29	Affiliated Managers Group, Inc.	4,322
121	Ameriprise Financial, Inc.	28,126
47	Ares Management Corporation, Class A	2,633
41	BlackRock, Inc.	30,912
166	Carlyle Group, Inc.	6,102
364	Charles Schwab Corporation	23,726
97	Federated Hermes, Inc., Class B	3,036
421	Franklin Resources, Inc.	12,462
436	Invesco Ltd.	10,996
119	Kennedy-Wilson Holdings, Inc.	2,405
100	LPL Financial Holdings, Inc.	14,216
124	Raymond James Financial, Inc.	15,197
132	Stifel Financial Corporation	8,456
56	T Rowe Price Group, Inc.	9,610
		172,199
	AUTOMOTIVE - 0.1%
173	BorgWarner, Inc.	8,020
668	Dana, Inc.	16,252
105	Gentex Corporation	3,745
1,164	Goodyear Tire & Rubber Company(a)	20,452
68	Methode Electronics, Inc.	2,855

238	Modine Manufacturing Company(a)	3,515
1,222	Tenneco, Inc., Class A(a)	13,100
		67,939
	BANKING - 2.4%
152	Associated Banc-Corporation	3,244
74	BancorpSouth Bank	2,404
7,181	Bank of America Corporation	277,834
64	Bank OZK	2,614
68	BankUnited, Inc.	2,989
42	BOK Financial Corporation	3,751
93	CIT Group, Inc.	4,790
1,269	Citigroup, Inc.	92,320
435	Citizens Financial Group, Inc.	19,205
100	Comerica, Inc.	7,174
52	Commerce Bancshares, Inc.	3,984
28	Cullen/Frost Bankers, Inc.	3,045
55	East West Bancorp, Inc.	4,059
567	Fifth Third Bancorp	21,234
4	First Citizens BancShares, Inc., Class A	3,343
261	FIRST HORIZON CORP	4,414
56	First Republic Bank	9,338
58	Flagstar Bancorp, Inc.	2,616
213	FNB Corporation	2,705
57	Hancock Whitney Corporation	2,395
118	Hilltop Holdings, Inc.	4,027
817	Huntington Bancshares, Inc.	12,843
1,668	JPMorgan Chase & Company	253,920
992	KeyCorporation	19,820
117	M&T Bank Corporation	17,738
327	New York Community Bancorp, Inc.	4,127
226	People's United Financial, Inc.	4,045
624	PNC Financial Services Group, Inc.	109,456
31	Prosperity Bancshares, Inc.	2,322
867	Regions Financial Corporation	17,912
13	Signature Bank	2,939
13	SVB Financial Group(a)	6,418
83	Synovus Financial Corporation	3,797
55	TCF Financial Corporation	2,555
660	Truist Financial Corporation	38,491
25	UMB Financial Corporation	2,308
1,213	US Bancorp	67,091

199	Valley National Bancorp	2,734
48	Webster Financial Corporation	2,645
4,999	Wells Fargo & Company	195,311
28	Western Alliance Bancorp	2,644
46	Wintrust Financial Corporation	3,487
137	Zions Bancorp NA	7,530
		1,257,618
	BEVERAGES - 1.4%
3,639	Coca-Cola Company	191,812
104	Keurig Dr Pepper, Inc.	3,574
3,972	PepsiCo, Inc.	561,840
		757,226
	BIOTECH & PHARMA - 14.4%
62	4D Molecular Therapeutics, Inc.(a)	2,690
6,020	AbbVie, Inc.	651,484
765	ACADIA Pharmaceuticals, Inc.(a)	19,737
117	Acceleron Pharma, Inc.(a)	15,866
75	Aerie Pharmaceuticals, Inc.(a)	1,340
685	Agenus, Inc.(a)	1,863
140	Agios Pharmaceuticals, Inc.(a)	7,230
63	Akero Therapeutics, Inc.(a)	1,828
47	Albireo Pharma, Inc.(a)	1,657
898	Alexion Pharmaceuticals, Inc.(a)	137,313
103	Aligos Therapeutics, Inc.(a)	2,342
129	Allakos, Inc.(a)	14,807
199	Allogene Therapeutics, Inc.(a)	7,025
244	Alnylam Pharmaceuticals, Inc.(a)	34,450
1,949	Amgen, Inc.	484,931
1,381	Amicus Therapeutics, Inc.(a)	13,644
226	Amphastar Pharmaceuticals, Inc.(a)	4,140
67	AnaptysBio, Inc.(a)	1,444
70	Anika Therapeutics, Inc.(a)	2,855
74	Annexon, Inc.(a)	2,060
220	Apellis Pharmaceuticals, Inc.(a)	9,440
62	Arcturus Therapeutics Holdings, Inc.(a)	2,561
116	Arcus Biosciences, Inc.(a)	3,257
93	Arcutis Biotherapeutics, Inc.(a)	2,690
216	Ardelyx, Inc.(a)	1,430
240	Arena Pharmaceuticals, Inc.(a)	16,654
18	Arrowhead Pharmaceuticals, Inc.(a)	1,194
237	Atara Biotherapeutics, Inc.(a)	3,403

129	Atea Pharmaceuticals, Inc.(a)	7,966
627	Athenex, Inc.(a)	2,696
83	Atreca, Inc.(a)	1,272
287	Avid Bioservices, Inc.(a)	5,232
94	Avidity Biosciences, Inc.(a)	2,050
117	Axsome Therapeutics, Inc.(a)	6,625
313	BioCryst Pharmaceuticals, Inc.(a)	3,183
846	Biogen, Inc.(a)	236,669
163	Biohaven Pharmaceutical Holding Company Ltd.(a)	11,141
445	BioMarin Pharmaceutical, Inc.(a)	33,602
58	Bioxcel Therapeutics, Inc.(a)	2,503
220	Bluebird Bio, Inc.(a)	6,633
150	Blueprint Medicines Corporation(a)	14,585
317	Bridgebio Pharma, Inc.(a)	19,527
11,393	Bristol-Myers Squibb Company	719,239
122	C4 Therapeutics, Inc.(a)	4,513
69	Cara Therapeutics, Inc.(a)	1,498
72	Celldex Therapeutics, Inc.(a)	1,483
163	ChemoCentryx, Inc.(a)	8,352
100	Chinook Therapeutics, Inc.(a)	1,554
86	Codiak Biosciences, Inc.(a)	1,297
259	Coherus Biosciences, Inc.(a)	3,784
105	Collegium Pharmaceutical, Inc.(a)	2,489
125	Constellation Pharmaceuticals, Inc.(a)	2,924
341	Corcept Therapeutics, Inc.(a)	8,112
136	Curis, Inc.(a)	1,540
184	Cytokinetics, Inc.(a)	4,280
138	Dicerna Pharmaceuticals, Inc.(a)	3,529
135	Dyne Therapeutics, Inc.(a)	2,097
35	Eagle Pharmaceuticals, Inc.(a)	1,461
241	Editas Medicine, Inc.(a)	10,122
82	Elanco Animal Health, Inc.(a)	2,415
2,650	Eli Lilly and Company	495,073
168	Emergent BioSolutions, Inc.(a)	15,609
53	Enanta Pharmaceuticals, Inc.(a)	2,614
270	Epizyme, Inc.(a)	2,352
91	Esperion Therapeutics, Inc.(a)	2,553
111	Evelo Biosciences, Inc.(a)	1,188
887	Exelixis, Inc.(a)	20,037
221	Fate Therapeutics, Inc.(a)	18,221
332	FibroGen, Inc.(a)	11,524

134	Five Prime Therapeutics, Inc.(a)	5,048
213	Flexion Therapeutics, Inc.(a)	1,906
159	Forma Therapeutics Holdings, Inc.(a)	4,455
307	Frequency Therapeutics, Inc.(a)	2,917
60	G1 Therapeutics, Inc.(a)	1,444
102	Generation Bio Company(a)	2,903
5,688	Gilead Sciences, Inc.	367,615
139	Global Blood Therapeutics, Inc.(a)	5,664
170	Gossamer Bio, Inc.(a)	1,573
234	Graybug Vision, Inc.(a)	1,299
34	Guardant Health, Inc.(a)	5,190
675	Halozyme Therapeutics, Inc.(a)	28,141
138	Harmony Biosciences Holdings, Inc.(a)	4,560
278	Heron Therapeutics, Inc.(a)	4,506
82	IGM Biosciences, Inc.(a)	6,289
136	ImmunityBio, Inc.(a)	3,229
533	ImmunoGen, Inc.(a)	4,317
624	Immunovant, Inc.(a)	10,009
816	Incyte Corporation(a)	66,316
224	Innoviva, Inc.(a)	2,677
486	Inovio Pharmaceuticals, Inc.(a)	4,510
218	Insmed, Inc.(a)	7,425
106	Intercept Pharmaceuticals, Inc.(a)	2,446
91	Intersect ENT, Inc.(a)	1,900
158	Intra-Cellular Therapies, Inc.(a)	5,361
765	Ionis Pharmaceuticals, Inc.(a)	34,394
470	Iovance Biotherapeutics, Inc.(a)	14,880
1,298	Ironwood Pharmaceuticals, Inc.(a)	14,512
291	IVERIC bio, Inc.(a)	1,798
6,682	Johnson & Johnson	1,098,186
409	Kadmon Holdings, Inc.(a)	1,591
50	Karuna Therapeutics, Inc.(a)	6,012
236	Karyopharm Therapeutics, Inc.(a)	2,483
52	Keros Therapeutics, Inc.(a)	3,201
127	Kinnate Biopharma, Inc.(a)	3,957
144	Kodiak Sciences, Inc.(a)	16,328
123	Kronos Bio, Inc.(a)	3,600
32	Krystal Biotech, Inc.(a)	2,465
163	Kura Oncology, Inc.(a)	4,608
39	Ligand Pharmaceuticals, Inc.(a)	5,946
357	MacroGenics, Inc.(a)	11,370

32	Madrigal Pharmaceuticals, Inc.(a)	3,743
784	MannKind Corporation(a)	3,073
166	Maravai LifeSciences Holdings, Inc.(a)	5,916
10,344	Merck & Company, Inc.	797,418
274	Mersana Therapeutics, Inc.(a)	4,433
145	Mirati Therapeutics, Inc.(a)	24,839
52	Mirum Pharmaceuticals, Inc.(a)	1,031
719	Moderna, Inc.(a)	94,153
547	Nektar Therapeutics(a)	10,940
107	Neoleukin Therapeutics, Inc.(a)	1,317
243	Neurocrine Biosciences, Inc.(a)	23,632
197	NGM Biopharmaceuticals, Inc.(a)	5,727
123	Nkarta, Inc.(a)	4,047
86	Novavax, Inc., Class A(a)	15,593
209	Ocular Therapeutix, Inc.(a)	3,430
128	Olema Pharmaceuticals, Inc.(a)	4,247
127	Omeros Corporation(a)	2,261
314	Organogenesis Holdings, Inc.(a)	5,721
109	ORIC Pharmaceuticals, Inc.(a)	2,671
112	Pacira BioSciences, Inc.(a)	7,850
147	Passage Bio, Inc.(a)	2,570
28,015	Pfizer, Inc.	1,014,982
54	Phathom Pharmaceuticals, Inc.(a)	2,028
490	PMV Pharmaceuticals, Inc.(a)	16,116
126	Poseida Therapeutics, Inc.(a)	1,203
145	Praxis Precision Medicines, Inc.(a)	4,750
647	Precigen, Inc.(a)	4,458
176	Prestige Consumer Healthcare, Inc.(a)	7,758
192	Provention Bio, Inc.(a)	2,015
229	PTC Therapeutics, Inc.(a)	10,843
9	Reata Pharmaceuticals, Inc., Class A(a)	897
387	Regeneron Pharmaceuticals, Inc.(a)	183,105
149	REGENXBIO, Inc.(a)	5,082
237	Relay Therapeutics, Inc.(a)	8,193
142	Revance Therapeutics, Inc.(a)	3,969
129	REVOLUTION Medicines, Inc.(a)	5,919
135	Rhythm Pharmaceuticals, Inc.(a)	2,871
163	Rocket Pharmaceuticals, Inc.(a)	7,232
1,883	Royalty Pharma plc	82,136
117	Sage Therapeutics, Inc.(a)	8,757
412	Sarepta Therapeutics, Inc.(a)	30,706

545	Seagen, Inc.(a)	75,679
167	Shattuck Labs, Inc.(a)	4,883
291	SIGA Technologies, Inc.(a)	1,892
84	Silverback Therapeutics, Inc.(a)	3,665
514	Sorrento Therapeutics, Inc.(a)	4,251
86	Spero Therapeutics, Inc.(a)	1,266
95	SpringWorks Therapeutics, Inc.(a)	6,989
78	Spruce Biosciences, Inc.(a)	1,295
127	SQZ Biotechnologies Company(a)	1,737
204	Supernus Pharmaceuticals, Inc.(a)	5,341
98	Sutro Biopharma, Inc.(a)	2,230
98	Syndax Pharmaceuticals, Inc.(a)	2,191
59	Tarsus Pharmaceuticals, Inc.(a)	1,902
108	Taysha Gene Therapies, Inc.(a)	2,192
96	TCR2 Therapeutics, Inc.(a)	2,120
337	TG Therapeutics, Inc.(a)	16,243
171	Translate Bio, Inc.(a)	2,820
163	Travere Therapeutics, Inc.(a)	4,070
136	Turning Point Therapeutics, Inc.(a)	12,864
183	Ultragenyx Pharmaceutical, Inc.(a)	20,836
232	United Therapeutics Corporation(a)	38,807
193	Vanda Pharmaceuticals, Inc.(a)	2,899
246	Vaxart, Inc.(a)	1,488
766	Vertex Pharmaceuticals, Inc.(a)	164,606
140	Veru, Inc.(a)	1,509
491	Viatris, Inc.(a)	6,859
37	Vir Biotechnology, Inc.(a)	1,897
174	Xencor, Inc.(a)	7,492
145	Y-mAbs Therapeutics, Inc.(a)	4,385
463	ZIOPHARM Oncology, Inc.(a)	1,667
18	Zoetis, Inc.	2,835
119	Zogenix, Inc.(a)	2,323
		7,768,775
	CABLE & SATELLITE - 2.7%
3,677	Altice USA, Inc., Class A(a)	119,613
1	Cable One, Inc.	1,828
782	Charter Communications, Inc., Class A(a)	482,510
12,731	Comcast Corporation, Class A	688,874
950	DISH Network Corporation, Class A(a)	34,390
871	Liberty Broadband Corporation - Series A(a)	126,426
		1,453,641

	CHEMICALS - 5.9%
7,345	CF Industries Holdings, Inc.	333,316
281	Codexis, Inc.(a)	6,432
35,677	Corteva, Inc.	1,663,262
2,129	Ecolab, Inc.	455,755
3,308	FMC Corporation	365,898
110	International Flavors & Fragrances, Inc.	15,357
8,556	Mosaic Company	270,455
409	Univar Solutions, Inc.(a)	8,810
		3,119,285
	COMMERCIAL SUPPORT SERVICES - 0.5%
295	ABM Industries, Inc.	15,048
492	ADT, Inc.	4,152
106	AMN Healthcare Services, Inc.(a)	7,812
106	ASGN, Inc.(a)	10,117
53	Barrett Business Services, Inc.	3,650
53	Brink's Company	4,199
146	Deluxe Corporation	6,126
48	FTI Consulting, Inc.(a)	6,725
354	H&R Block, Inc.	7,717
76	Huron Consulting Group, Inc.(a)	3,829
202	Insperity, Inc.	16,915
823	Kelly Services, Inc., Class A(a)	18,328
89	Kforce, Inc.	4,770
720	ManpowerGroup, Inc.	71,209
455	R1 RCM, Inc.(a)	11,229
269	Robert Half International, Inc.	21,001
210	TriNet Group, Inc.(a)	16,372
406	TrueBlue, Inc.(a)	8,940
11	UniFirst Corporation	2,461
		240,600
	CONSTRUCTION MATERIALS - 0.0%(b)
39	Carlisle Companies, Inc.	6,419

	CONSUMER SERVICES - 0.0%(b)
63	Adtalem Global Education, Inc.(a)	2,491
10	Graham Holdings Company, Class B	5,624
80	Matthews International Corporation, Class A	3,164
93	Service Corp International	4,748
285	WW International, Inc.(a)	8,915
		24,942

	DATA CENTER REIT - 0.0%(b)
29	Digital Realty Trust, Inc.	4,084
19	Equinix, Inc.	12,912
		16,996
	DIVERSIFIED INDUSTRIALS - 2.1%
1,380	3M Company	265,898
160	Dover Corporation	21,941
565	Emerson Electric Company	50,974
63,843	General Electric Company	838,259
76	ITT, Inc.	6,909
		1,183,981
	E-COMMERCE DISCRETIONARY - 0.9%
88	1-800-Flowers.com, Inc., Class A(a)	2,430
150	Amazon.com, Inc.(a)	464,111
29	Chewy, Inc.(a)	2,457
387	eBay, Inc.	23,700
94	Lands' End, Inc.(a)	2,332
62	Overstock.com, Inc.(a)	4,108
9	Wayfair, Inc., Class A(a)	2,833
		501,971
	ELECTRIC UTILITIES - 0.0%(b)
88	Brookfield Renewable Corporation	4,118

	ELECTRICAL EQUIPMENT - 0.5%
112	A O Smith Corporation	7,572
57	AAON, Inc.	3,991
24	Acuity Brands, Inc.	3,960
22	Advanced Energy Industries, Inc.	2,402
62	AMETEK, Inc.	7,919
612	Amphenol Corporation, Class A	40,374
49	Atkore International Group, Inc.(a)	3,523
182	Belden, Inc.	8,075
424	Carrier Global Corporation	17,901
125	Fortive Corporation	8,830
12	Generac Holdings, Inc.(a)	3,929
74	Hubbell, Inc.	13,830
65	Itron, Inc.(a)	5,762
80	Keysight Technologies, Inc.(a)	11,472
16	Lennox International, Inc.	4,985
15	Littelfuse, Inc.	3,967
73	National Instruments Corporation	3,153

18	Novanta, Inc.(a)	2,374
105	OSI Systems, Inc.(a)	10,091
65	Rockwell Automation, Inc.	17,254
16	Roper Technologies, Inc.	6,453
54	Sensata Technologies Holding plc(a)	3,129
62	SMART Global Holdings, Inc.(a)	2,853
47	SPX Corporation(a)	2,739
50	Trimble, Inc.(a)	3,890
465	Watts Water Technologies, Inc., Class A	55,246
		255,674
	ENGINEERING & CONSTRUCTION - 0.4%
812	AECOM(a)	52,056
1,610	Aegion Corporation(a)	46,288
55	Arcosa, Inc.	3,580
202	Comfort Systems USA, Inc.	15,104
368	Dycom Industries, Inc.(a)	34,169
229	Jacobs Engineering Group, Inc.	29,603
247	Tetra Tech, Inc.	33,523
		214,323
	ENTERTAINMENT CONTENT - 0.9%
688	Activision Blizzard, Inc.	63,984
145	AMC Networks, Inc., Class A(a)	7,708
725	Discovery, Inc. - Series A(a)	31,509
99	Electronic Arts, Inc.	13,402
722	Fox Corporation, Class B	25,219
361	Glu Mobile, Inc.(a)	4,505
672	Lions Gate Entertainment Corporation, Class A(a)	10,046
63	Madison Square Garden Entertainment Corporation(a)	5,153
446	MSG Networks, Inc., Class A(a)	6,708
60	Take-Two Interactive Software, Inc.(a)	10,602
861	ViacomCBS, Inc.	40,613
1,083	Walt Disney Company(a)	199,835
611	Warner Music Group Corporation	20,976
1,922	Zynga, Inc., Class A(a)	19,624
		459,884
	FOOD - 2.4%
324	B&G Foods, Inc.	10,063
145	Cal-Maine Foods, Inc.(a)	5,571
986	Campbell Soup Company	49,566
1,607	Conagra Brands, Inc.	60,423
797	Flowers Foods, Inc.	18,969

4,214	Fresh Del Monte Produce, Inc.	120,647
3,039	General Mills, Inc.	186,351
510	Hain Celestial Group, Inc.(a)	22,236
123	Hershey Company	19,454
451	Hostess Brands, Inc.(a)	6,467
633	Ingredion, Inc.	56,919
52	J & J Snack Foods Corporation	8,166
1,332	J M Smucker Company	168,538
58	John B Sanfilippo & Son, Inc.	5,241
2,139	Kellogg Company	135,399
517	Lamb Weston Holdings, Inc.	40,057
69	Lancaster Colony Corporation	12,100
4,571	Mondelez International, Inc., Class A	267,541
369	Post Holdings, Inc.(a)	39,011
1,105	TreeHouse Foods, Inc.(a)	57,725
		1,290,444
	GAS & WATER UTILITIES - 2.1%
1,119	American States Water Company	84,619
4,833	American Water Works Company, Inc.	724,564
1,877	California Water Service Group	105,750
2,909	Essential Utilities, Inc.	130,178
186	Middlesex Water Company	14,698
955	SJW Group	60,155
185	York Water Company	9,059
		1,129,023
	HEALTH CARE FACILITIES & SERVICES - 11.2%
287	Acadia Healthcare Company, Inc.(a)	16,399
137	AdaptHealth Corporation(a)	5,036
34	Addus HomeCare Corporation(a)	3,556
45	Amedisys, Inc.(a)	11,916
1,009	AmerisourceBergen Corporation	119,133
395	Anthem, Inc.	141,785
407	Brookdale Senior Living, Inc.(a)	2,462
6,564	Cardinal Health, Inc.	398,763
496	Catalent, Inc.(a)	52,234
1,217	Centene Corporation(a)	77,778
32	Charles River Laboratories International, Inc.(a)	9,275
14	Chemed Corporation	6,437
276	Cigna Corporation	66,720
18,557	Community Health Systems, Inc.(a)	250,891
3,463	CVS Health Corporation	260,521

944	DaVita, Inc.(a)	101,735
381	Encompass Health Corporation	31,204
149	Ensign Group, Inc.	13,982
534	Hanger, Inc.(a)	12,186
4,179	HCA Healthcare, Inc.	787,072
830	Henry Schein, Inc.(a)	57,469
198	Humana, Inc.	83,012
114	Invitae Corporation(a)	4,356
2,205	IQVIA Holdings, Inc.(a)	425,874
1,824	Laboratory Corp of America Holdings(a)	465,174
59	LHC Group, Inc.(a)	11,281
93	Magellan Health, Inc.(a)	8,671
2,355	McKesson Corporation	459,319
2,273	MEDNAX, Inc.(a)	57,893
161	Medpace Holdings, Inc.(a)	26,412
153	Molina Healthcare, Inc.(a)	35,765
81	National HealthCare Corporation	6,311
259	NeoGenomics, Inc.(a)	12,492
4,147	OPKO Health, Inc.(a)	17,791
484	Option Care Health, Inc.(a)	8,586
1,596	Owens & Minor, Inc.	59,994
1,277	Patterson Companies, Inc.	40,800
141	Personalis, Inc.(a)	3,470
3,953	PPD, Inc.(a)	149,582
732	PRA Health Sciences, Inc.(a)	112,238
709	Premier, Inc., Class A	24,000
139	Progyny, Inc.(a)	6,187
2,534	Quest Diagnostics, Inc.	325,214
1,924	RadNet, Inc.(a)	41,847
1,649	Select Medical Holdings Corporation(a)	56,231
31	SI-BONE, Inc.(a)	986
309	Sotera Health Company(a)	7,713
419	Surgery Partners, Inc.(a)	18,545
1,931	Syneos Health, Inc.(a)	146,466
5,735	Tenet Healthcare Corporation(a)	298,220
290	Tivity Health, Inc.(a)	6,473
1,294	UnitedHealth Group, Inc.	481,458
1,363	Universal Health Services, Inc., Class B	181,811
33	US Physical Therapy, Inc.	3,435
		6,014,161

	HEALTH CARE REIT - 0.2%
9,298	Diversified Healthcare Trust	44,444
144	Healthpeak Properties, Inc.	4,571
386	Medical Properties Trust, Inc.	8,214
289	Ventas, Inc.	15,415
131	Welltower, Inc.	9,384
		82,028
	HOME & OFFICE PRODUCTS - 0.1%
83	HNI Corporation	3,283
19	iRobot Corporation(a)	2,321
25	Scotts Miracle-Gro Company	6,124
120	Whirlpool Corporation	26,443
		38,171
	HOME CONSTRUCTION - 0.2%
201	DR Horton, Inc.	17,913
39	Fortune Brands Home & Security, Inc.	3,737
115	JELD-WEN Holding, Inc.(a)	3,184
101	KB Home	4,700
246	Lennar Corporation, Class B	20,255
54	M/I Homes, Inc.(a)	3,190
122	Masco Corporation	7,308
49	MDC Holdings, Inc.	2,911
34	Meritage Homes Corporation(a)	3,125
1	NVR, Inc.(a)	4,711
168	PulteGroup, Inc.	8,810
92	Taylor Morrison Home Corporation(a)	2,835
105	Toll Brothers, Inc.	5,957
129	Tri Pointe Homes, Inc.(a)	2,626
		91,262
	HOTEL REIT - 0.1%
1,312	Host Hotels & Resorts, Inc.	22,107
488	Park Hotels & Resorts, Inc.	10,531
		32,638
	HOUSEHOLD PRODUCTS - 3.2%
154	Central Garden & Pet Company(a)	8,934
1,010	Church & Dwight Company, Inc.	88,224
1,109	Clorox Company	213,904
3,477	Colgate-Palmolive Company	274,092
182	Energizer Holdings, Inc.	8,638
160	Estee Lauder Companies, Inc., Class A	46,536
679	Kimberly-Clark Corporation	94,415

56	Nu Skin Enterprises, Inc., Class A	2,962
5,877	Procter & Gamble Company	795,921
1,205	Spectrum Brands Holdings, Inc.	102,425
		1,636,051
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
52	AZZ, Inc.	2,618
40	Chart Industries, Inc.(a)	5,694
36	EnPro Industries, Inc.	3,070
165	Raven Industries, Inc.	6,324
16	RBC Bearings, Inc.(a)	3,148
85	Timken Company	6,900
21	Valmont Industries, Inc.	4,991
		32,745
	INDUSTRIAL REIT - 0.0%(b)
410	Americold Realty Trust	15,773
83	Prologis, Inc.	8,798
		24,571
	INDUSTRIAL SUPPORT SERVICES - 0.1%
8	AMERCO	4,901
59	Applied Industrial Technologies, Inc.	5,379
124	CAI International, Inc.	5,644
171	Fastenal Company	8,598
68	MSC Industrial Direct Company, Inc., Class A	6,133
209	Resideo Technologies, Inc.(a)	5,904
26	United Rentals, Inc.(a)	8,562
20	Watsco, Inc.	5,215
34	WESCO International, Inc.(a)	2,942
54	WW Grainger, Inc.	21,651
		74,929
	INFRASTRUCTURE REIT - 0.4%
258	American Tower Corporation	61,677
336	Crown Castle International Corporation	57,836
64	SBA Communications Corporation	17,763
		137,276
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
1,111	Bank of New York Mellon Corporation	52,539
1,557	BGC Partners, Inc., Class A	7,520
75	Cboe Global Markets, Inc.	7,402
191	CME Group, Inc.	39,008
84	Cowen, Inc., Class A	2,953
29	Evercore, Inc., Class A	3,820

370	Goldman Sachs Group, Inc.	120,990
41	Houlihan Lokey, Inc.	2,727
60	Interactive Brokers Group, Inc., Class A	4,382
223	Intercontinental Exchange, Inc.	24,905
856	Jefferies Financial Group, Inc.	25,766
131	Lazard Ltd., Class A	5,700
1,678	Morgan Stanley	130,313
104	Nasdaq, Inc.	15,336
145	Northern Trust Corporation	15,241
23	Piper Sandler Cos	2,522
55	SEI Investments Company	3,351
346	State Street Corporation	29,067
205	StoneX Group, Inc.(a)	13,403
		506,945
	INSURANCE - 1.9%
703	Aflac, Inc.	35,980
18	Alleghany Corporation(a)	11,273
911	Allstate Corporation	104,675
114	American Equity Investment Life Holding Company	3,594
153	American Financial Group, Inc.	17,457
2,273	American International Group, Inc.	105,036
65	American National Group, Inc.	7,012
100	Arthur J Gallagher & Company	12,477
133	Assurant, Inc.	18,855
145	Brighthouse Financial, Inc.(a)	6,416
112	Brown & Brown, Inc.	5,120
168	Cincinnati Financial Corporation	17,319
60	CNA Financial Corporation	2,678
234	CNO Financial Group, Inc.	5,684
486	Equitable Holdings, Inc.	15,853
20	Erie Indemnity Company, Class A	4,418
4,299	Genworth Financial, Inc., Class A(a)	14,273
88	Globe Life, Inc.	8,503
73	Hanover Insurance Group, Inc.	9,451
643	Hartford Financial Services Group, Inc.	42,946
78	Horace Mann Educators Corporation	3,370
82	Kemper Corporation	6,537
379	Lincoln National Corporation	23,600
16	Markel Corporation(a)	18,234
414	Marsh & McLennan Companies, Inc.	50,425
109	Mercury General Corporation	6,628

1,321	MetLife, Inc.	80,304
904	Old Republic International Corporation	19,743
397	Principal Financial Group, Inc.	23,804
694	Progressive Corporation	66,353
1,144	Prudential Financial, Inc.	104,218
190	Radian Group, Inc.	4,418
175	Reinsurance Group of America, Inc.	22,059
22	RLI Corporation	2,455
28	Safety Insurance Group, Inc.	2,359
96	Selective Insurance Group, Inc.	6,964
165	State Auto Financial Corporation	3,252
543	Travelers Companies, Inc.	81,667
30	Trupanion, Inc.(a)	2,286
641	Unum Group	17,839
253	Voya Financial, Inc.	16,101
224	W R Berkley Corporation	16,878
		1,028,514
	INTERNET MEDIA & SERVICES - 4.9%
15	Airbnb, Inc.(a)	2,819
1,035	Alphabet, Inc., Class A(a)	2,134,708
19	Booking Holdings, Inc.(a)	44,267
175	Expedia Group, Inc.	30,121
1,018	Facebook, Inc., Class A(a)	299,832
97	GoDaddy, Inc., Class A(a)	7,529
160	Groupon, Inc.(a)	8,087
142	Netflix, Inc.(a)	74,076
75	Pinterest, Inc.(a)	5,552
138	Snap, Inc., Class A(a)	7,216
161	Twitter, Inc.(a)	10,244
16	VeriSign, Inc.(a)	3,180
33	Zillow Group, Inc., Class A(a)	4,336
		2,631,967
	LEISURE FACILITIES & SERVICES - 0.5%
84	Cannae Holdings, Inc.(a)	3,328
69	Cedar Fair, L.P.	3,428
23	Choice Hotels International, Inc.	2,468
275	Cinemark Holdings, Inc.	5,613
159	Hilton Grand Vacations, Inc.(a)	5,961
264	Hilton Worldwide Holdings, Inc.(a)	31,923
185	Hyatt Hotels Corporation, Class A(a)	15,300
225	Live Nation Entertainment, Inc.(a)	19,046

31	Madison Square Garden Sports Corporation(a)	5,563
458	Marriott International, Inc., Class A(a)	67,834
49	Marriott Vacations Worldwide Corporation(a)	8,535
58	SeaWorld Entertainment, Inc.(a)	2,881
61	Six Flags Entertainment Corporation	2,835
829	Starbucks Corporation	90,584
256	Travel + Leisure Company	15,657
17	Vail Resorts, Inc.	4,958
77	Wyndham Hotels & Resorts, Inc.	5,373
		291,287
	LEISURE PRODUCTS - 0.0%(b)
54	Hasbro, Inc.	5,190

	MACHINERY - 5.2%
3,940	AGCO Corporation	565,982
222	Alamo Group, Inc.	34,665
4,060	Deere & Company	1,519,009
60	Donaldson Company, Inc.	3,490
267	Energy Recovery, Inc.(a)	4,897
2,440	Evoqua Water Technologies Corporation(a)	64,172
195	Flowserve Corporation	7,568
481	Franklin Electric Company, Inc.	37,970
157	Gates Industrial Corp plc(a)	2,510
49	Graco, Inc.	3,509
193	GrafTech International Ltd.	2,360
18	IDEX Corporation	3,768
160	Ingersoll Rand, Inc.(a)	7,874
88	Kennametal, Inc.	3,517
29	Lincoln Electric Holdings, Inc.	3,565
239	Lindsay Corporation	39,822
141	Nordson Corporation	28,014
107	Parker-Hannifin Corporation	33,751
57	Regal Beloit Corporation	8,133
182	Rexnord Corporation	8,570
12	Snap-on, Inc.	2,769
25	Stanley Black & Decker, Inc.	4,992
81	Tennant Company	6,471
3,908	Xylem, Inc.	411,044
		2,808,422
	MEDICAL EQUIPMENT & DEVICES - 5.6%
14	10X Genomics, Inc., Class A(a)	2,534

1,628	Abbott Laboratories	195,100
29	ABIOMED, Inc.(a)	9,243
467	Agilent Technologies, Inc.	59,374
17	Align Technology, Inc.(a)	9,206
123	Alphatec Holdings, Inc.(a)	1,942
261	AngioDynamics, Inc.(a)	6,107
56	AtriCure, Inc.(a)	3,669
4	Atrion Corporation	2,565
407	Avanos Medical, Inc.(a)	17,802
2,423	Baxter International, Inc.	204,356
1,157	Becton Dickinson and Company	281,325
87	Bio-Rad Laboratories, Inc., Class A(a)	49,692
84	Bio-Techne Corporation	32,082
4,958	Boston Scientific Corporation(a)	191,627
282	Bruker Corporation	18,127
98	Cantel Medical Corporation(a)	7,824
110	Cardiovascular Systems, Inc.(a)	4,217
16	CareDx, Inc.(a)	1,089
200	Cerus Corporation(a)	1,202
125	CONMED Corporation	16,324
59	Cooper Companies, Inc.	22,661
199	CryoLife, Inc.(a)	4,493
843	Danaher Corporation	189,742
152	DENTSPLY SIRONA, Inc.	9,699
41	DexCom, Inc.(a)	14,735
887	Edwards Lifesciences Corporation(a)	74,189
364	Envista Holdings Corporation(a)	14,851
49	Exact Sciences Corporation(a)	6,457
53	GenMark Diagnostics, Inc.(a)	1,267
26	Glaukos Corporation(a)	2,182
218	Globus Medical, Inc., Class A(a)	13,444
164	Haemonetics Corporation(a)	18,206
493	Hill-Rom Holdings, Inc.	54,467
683	Hologic, Inc.(a)	50,802
102	ICU Medical, Inc.(a)	20,955
22	IDEXX Laboratories, Inc.(a)	10,765
128	Illumina, Inc.(a)	49,160
110	Inogen, Inc.(a)	5,777
31	Insulet Corporation(a)	8,089
859	Integer Holdings Corporation(a)	79,114
366	Integra LifeSciences Holdings Corporation(a)	25,287

99	Intuitive Surgical, Inc.(a)	73,155
14	iRhythm Technologies, Inc.(a)	1,944
201	Lantheus Holdings, Inc.(a)	4,295
41	LeMaitre Vascular, Inc.	2,000
209	Luminex Corporation	6,667
56	Masimo Corporation(a)	12,861
125	Meridian Bioscience, Inc.(a)	3,281
259	Merit Medical Systems, Inc.(a)	15,509
9	Mettler-Toledo International, Inc.(a)	10,401
417	MiMedx Group, Inc.(a)	4,295
352	Myriad Genetics, Inc.(a)	10,718
110	NanoString Technologies, Inc.(a)	7,228
105	Natera, Inc.(a)	10,662
220	Natus Medical, Inc.(a)	5,634
37	Nevro Corporation(a)	5,162
317	NuVasive, Inc.(a)	20,783
266	OraSure Technologies, Inc.(a)	3,104
150	Orthofix Medical, Inc.(a)	6,503
22	OrthoPediatrics Corporation(a)	1,073
40	Pacific Biosciences of California, Inc.(a)	1,332
29	Penumbra, Inc.(a)	7,847
250	PerkinElmer, Inc.	32,073
46	Quidel Corporation(a)	5,885
125	Repligen Corporation(a)	24,301
189	ResMed, Inc.	36,670
491	SmileDirectClub, Inc.(a)	5,062
14	STAAR Surgical Company(a)	1,476
1,077	Stryker Corporation	262,336
33	Surmodics, Inc.(a)	1,850
26	Tactile Systems Technology, Inc.(a)	1,417
31	Tandem Diabetes Care, Inc.(a)	2,736
107	Teleflex, Inc.	44,454
695	Thermo Fisher Scientific, Inc.	317,183
21	Varian Medical Systems, Inc.(a)	3,707
94	Veracyte, Inc.(a)	5,053
69	Vericel Corporation(a)	3,833
82	Waters Corporation(a)	23,302
116	West Pharmaceutical Services, Inc.	32,686
973	Zimmer Biomet Holdings, Inc.	155,758
		2,965,985

	METALS & MINING - 0.1%
583	Century Aluminum Company(a)	10,296
782	Compass Minerals International, Inc.	49,047
		59,343
	MORTGAGE FINANCE - 0.0%(b)
431	Annaly Capital Management, Inc.	3,707
255	Chimera Investment Corporation	3,239
366	New Residential Investment Corporation	4,117
		11,063
	MULTI ASSET CLASS REIT - 0.0%(b)
685	Colony Capital, Inc., Class A	4,439
179	Vornado Realty Trust	8,125
		12,564
	OFFICE REIT - 0.2%
188	Alexandria Real Estate Equities, Inc.	30,888
220	American Assets Trust, Inc.	7,137
177	Boston Properties, Inc.	17,923
56	Highwoods Properties, Inc.	2,405
623	Hudson Pacific Properties, Inc.	16,902
55	Kilroy Realty Corporation	3,610
166	Mack-Cali Realty Corporation	2,570
58	SL Green Realty Corporation	4,059
		85,494
	PUBLISHING & BROADCASTING - 0.1%
1,053	iHeartMedia, Inc., Class A(a)	19,112
103	John Wiley & Sons, Inc., Class A	5,583
94	Meredith Corporation(a)	2,799
860	News Corporation, Class B	20,175
35	Nexstar Media Group, Inc., Class A	4,915
96	Scholastic Corporation	2,891
227	Sinclair Broadcast Group, Inc., Class A	6,642
238	TEGNA, Inc.	4,482
		66,599
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
34	Howard Hughes Corporation(a)	3,234

	REAL ESTATE SERVICES - 0.3%
825	CBRE Group, Inc., Class A(a)	65,266
259	Jones Lang LaSalle, Inc.(a)	46,371
71	Marcus & Millichap, Inc.(a)	2,393
555	Newmark Group, Inc., Class A	5,553

1,227	Realogy Holdings Corporation(a)	18,565
		138,148
	RENEWABLE ENERGY - 0.1%
216	EnerSys	19,613
43	First Solar, Inc.(a)	3,754
88	SunPower Corporation(a)	2,944
103	Sunrun, Inc.(a)	6,229
		32,540
	RESIDENTIAL REIT - 0.0%(b)
54	American Campus Communities, Inc.	2,331
70	American Homes 4 Rent, Class A	2,334
517	Apartment Investment and Management Company	3,174
42	AvalonBay Communities, Inc.	7,749
34	Camden Property Trust	3,737
131	Equity Residential	9,384
26	Essex Property Trust, Inc.	7,068
32	Mid-America Apartment Communities, Inc.	4,620
87	UDR, Inc.	3,816
		44,213
	RETAIL - CONSUMER STAPLES - 0.8%
1,074	Albertsons Companies, Inc.	20,481
21	Costco Wholesale Corporation	7,402
48	PriceSmart, Inc.	4,644
1,099	Rite Aid Corporation(a)	22,486
374	Target Corporation	74,078
3,976	Walgreens Boots Alliance, Inc.	218,282
754	Walmart, Inc.	102,416
		449,789
	RETAIL - DISCRETIONARY - 1.6%
194	Aaron's Company, Inc.	4,982
80	Abercrombie & Fitch Company, Class A	2,745
95	Academy Sports & Outdoors, Inc.(a)	2,564
150	American Eagle Outfitters, Inc.	4,386
3	AutoZone, Inc.(a)	4,213
1,128	Best Buy Company, Inc.	129,506
18	Burlington Stores, Inc.(a)	5,378
176	Designer Brands, Inc., Class A	3,062
202	Dick's Sporting Goods, Inc.	15,382
162	Dillard's, Inc., Class A	15,644
24	Floor & Decor Holdings, Inc., Class A(a)	2,292
177	Foot Locker, Inc.	9,956

540	Gap, Inc.(a)	16,081
145	Genuine Parts Company	16,761
598	Home Depot, Inc.	182,540
458	Kohl's Corporation	27,301
265	L Brands, Inc.(a)	16,393
614	Lowe's Companies, Inc.	116,771
2,254	Macy's, Inc.	36,492
436	Michaels Companies, Inc.(a)	9,566
555	Nordstrom, Inc.	21,018
5	O'Reilly Automotive, Inc.(a)	2,536
2,663	Qurate Retail, Inc. - Series A	31,317
181	Ross Stores, Inc.	21,704
165	Sally Beauty Holdings, Inc.(a)	3,321
819	TJX Companies, Inc.	54,177
72	Tractor Supply Company	12,750
12	Ulta Beauty, Inc.(a)	3,710
111	Urban Outfitters, Inc.(a)	4,128
16	Williams-Sonoma, Inc.	2,867
		779,543
	RETAIL REIT - 0.1%
139	Brixmor Property Group, Inc.	2,812
522	Brookfield Property REIT, Inc., Class A	9,370
28	Federal Realty Investment Trust	2,841
267	Kimco Realty Corporation	5,006
239	Macerich Company	2,796
66	Realty Income Corporation	4,191
41	Regency Centers Corporation	2,325
165	Simon Property Group, Inc.	18,772
		48,113
	SELF-STORAGE REIT - 0.0%(b)
18	Extra Space Storage, Inc.	2,386
26	Public Storage	6,416
		8,802
	SEMICONDUCTORS - 2.0%
288	Advanced Micro Devices, Inc.(a)	22,608
584	Amkor Technology, Inc.	13,847
141	Analog Devices, Inc.	21,866
280	Applied Materials, Inc.	37,408
178	Broadcom, Inc.	82,531
129	Cirrus Logic, Inc.(a)	10,938
63	Coherent, Inc.(a)	15,932

21	Cree, Inc.(a)	2,271
41	Diodes, Inc.(a)	3,273
48	Entegris, Inc.	5,366
60	II-VI, Inc.(a)	4,102
13	Inphi Corporation(a)	2,319
4,605	Intel Corporation	294,721
28	IPG Photonics Corporation(a)	5,906
40	KLA Corporation	13,216
41	Lam Research Corporation	24,405
81	Maxim Integrated Products, Inc.	7,401
91	Microchip Technology, Inc.	14,125
1,192	Micron Technology, Inc.(a)	105,146
24	MKS Instruments, Inc.	4,450
55	NVIDIA Corporation	29,366
484	ON Semiconductor Corporation(a)	20,139
81	Qorvo, Inc.(a)	14,799
1,451	QUALCOMM, Inc.	192,389
140	Skyworks Solutions, Inc.	25,687
37	Synaptics, Inc.(a)	5,011
58	Teradyne, Inc.	7,057
342	Texas Instruments, Inc.	64,635
51	Ultra Clean Holdings, Inc.(a)	2,960
207	Veeco Instruments, Inc.(a)	4,293
353	Vishay Intertechnology, Inc.	8,500
61	Xilinx, Inc.	7,558
		1,074,225
	SOFTWARE - 4.7%
181	1Life Healthcare, Inc.(a)	7,073
121	ACI Worldwide, Inc.(a)	4,604
51	Adobe, Inc.(a)	24,244
54	Akamai Technologies, Inc.(a)	5,503
241	Allscripts Healthcare Solutions, Inc.(a)	3,619
16	ANSYS, Inc.(a)	5,433
14	Autodesk, Inc.(a)	3,880
217	Avaya Holdings Corporation(a)	6,083
42	Black Knight, Inc.(a)	3,108
37	Blackbaud, Inc.(a)	2,630
35	Cadence Design Systems, Inc.(a)	4,795
215	Cerner Corporation	15,454
64	Citrix Systems, Inc.	8,983
207	ContextLogic, Inc.(a)	3,271

114	Donnelley Financial Solutions, Inc.(a)	3,173
112	Dropbox, Inc., Class A(a)	2,986
372	Evolent Health, Inc., Class A(a)	7,514
19	Fortinet, Inc.(a)	3,504
87	Inovalon Holdings, Inc., Class A(a)	2,504
46	Intuit, Inc.	17,621
27	J2 Global, Inc.(a)	3,236
9,156	Microsoft Corporation	2,158,709
363	NortonLifeLock, Inc.	7,717
84	Nuance Communications, Inc.(a)	3,666
43	Oak Street Health, Inc.(a)	2,334
1,357	Oracle Corporation	95,221
11	Palo Alto Networks, Inc.(a)	3,543
7	Paycom Software, Inc.(a)	2,590
17	PTC, Inc.(a)	2,340
37	RealPage, Inc.(a)	3,226
96	salesforce.com, Inc.(a)	20,340
22	ServiceNow, Inc.(a)	11,002
23	Splunk, Inc.(a)	3,116
113	SS&C Technologies Holdings, Inc.	7,895
26	Synopsys, Inc.(a)	6,442
215	Teradata Corporation(a)	8,286
60	Verint Systems, Inc.(a)	2,729
51	VMware, Inc., Class A(a)	7,673
12	Workday, Inc., Class A(a)	2,981
		2,489,028
	SPECIALTY FINANCE - 0.8%
179	Alliance Data Systems Corporation	20,064
565	Ally Financial, Inc.	25,544
770	American Express Company	108,909
631	Capital One Financial Corporation	80,282
375	Discover Financial Services	35,621
284	Federal Agricultural Mortgage Corporation, Class C	28,604
613	Fidelity National Financial, Inc.	24,925
157	First American Financial Corporation	8,894
46	FirstCash, Inc.	3,021
206	MGIC Investment Corporation	2,853
95	Mr Cooper Group, Inc.(a)	3,302
149	OneMain Holdings, Inc.	8,004
94	PennyMac Financial Services, Inc.	6,286
348	Rocket Companies, Inc.	8,035

127	Stewart Information Services Corporation	6,608
1,001	Synchrony Financial	40,701
32	Walker & Dunlop, Inc.	3,288
		414,941
	SPECIALTY REIT - 0.0%(b)
136	Iron Mountain, Inc.	5,033
69	Lamar Advertising Company, Class A	6,480
183	Outfront Media, Inc.	3,995
		15,508
	STEEL - 0.1%
59	Carpenter Technology Corporation	2,428
165	Commercial Metals Company	5,089
271	Nucor Corporation	21,752
76	Reliance Steel & Aluminum Company	11,574
260	Ryerson Holding Corporation(a)	4,430
256	Steel Dynamics, Inc.	12,995
245	United States Steel Corporation	6,412
		64,680
	TECHNOLOGY HARDWARE - 7.5%
206	3D Systems Corporation(a)	5,653
13,738	Apple, Inc.	1,678,096
20	Arista Networks, Inc.(a)	6,038
72	Arrow Electronics, Inc.(a)	7,979
108	Avnet, Inc.	4,483
187	Benchmark Electronics, Inc.	5,782
357	Ciena Corporation(a)	19,535
2,876	Cisco Systems, Inc.	148,718
958	CommScope Holding Company, Inc.(a)	14,715
7,582	Dell Technologies, Inc., Class C(a)	668,353
400	Diebold Nixdorf, Inc.(a)	5,652
42	Dolby Laboratories, Inc., Class A	4,146
23	F5 Networks, Inc.(a)	4,798
215	GoPro, Inc., Class A(a)	2,503
4,971	Hewlett Packard Enterprise Company	78,244
32,456	HP, Inc.	1,030,478
255	Infinera Corporation(a)	2,456
350	Inseego Corporation(a)	3,500
45	InterDigital, Inc.	2,855
2,018	Jabil, Inc.	105,259
533	Juniper Networks, Inc.	13,501
148	Knowles Corporation(a)	3,096

69	Lumentum Holdings, Inc.(a)	6,303
78	Motorola Solutions, Inc.	14,668
401	NCR Corporation(a)	15,218
196	NetApp, Inc.	14,243
69	NETGEAR, Inc.(a)	2,836
941	Pitney Bowes, Inc.	7,754
68	Plantronics, Inc.(a)	2,646
39	Plexus Corporation(a)	3,582
362	Ribbon Communications, Inc.(a)	2,972
672	Sanmina Corporation(a)	27,807
143	Sonos, Inc.(a)	5,358
204	Super Micro Computer, Inc.(a)	7,968
64	SYNNEX Corporation	7,350
1,070	TTM Technologies, Inc.(a)	15,515
82	ViaSat, Inc.(a)	3,942
513	Western Digital Corporation	34,243
937	Xerox Holdings Corporation	22,741
17	Zebra Technologies Corporation, Class A(a)	8,248
		4,019,234
	TECHNOLOGY SERVICES - 1.5%
169	Amdocs Ltd.	11,855
205	Automatic Data Processing, Inc.	38,636
108	Broadridge Financial Solutions, Inc.	16,535
86	Cardtronics plc, Class A(a)	3,337
323	CDW Corporation/DE	53,537
507	Cognizant Technology Solutions Corporation, Class A	39,607
5,772	Conduent, Inc.(a)	38,442
112	CoreLogic, Inc.	8,876
4	CoStar Group, Inc.(a)	3,288
147	CSG Systems International, Inc.	6,599
1,483	DXC Technology Company	46,359
10	EPAM Systems, Inc.(a)	3,967
64	Equifax, Inc.	11,592
48	Euronet Worldwide, Inc.(a)	6,638
13	FactSet Research Systems, Inc.	4,012
7	Fair Isaac Corporation(a)	3,402
175	Fidelity National Information Services, Inc.	24,607
149	Fiserv, Inc.(a)	17,737
90	Gartner, Inc.(a)	16,430
52	Global Payments, Inc.	10,482
77	ICF International, Inc.	6,730

362	Insight Enterprises, Inc.(a)	34,542
749	International Business Machines Corporation	99,811
39	Jack Henry & Associates, Inc.	5,917
92	Mastercard, Inc., Class A	32,757
123	MAXIMUS, Inc.	10,952
47	Moody's Corporation	14,035
13	Morningstar, Inc.	2,926
12	MSCI, Inc.	5,031
1,021	Nielsen Holdings plc	25,678
150	Paychex, Inc.	14,703
111	PayPal Holdings, Inc.(a)	26,955
344	Rackspace Technology, Inc.(a)	8,180
53	S&P Global, Inc.	18,702
483	Sabre Corporation	7,153
104	Science Applications International Corporation	8,693
28	Square, Inc., Class A(a)	6,357
114	Sykes Enterprises, Inc.(a)	5,025
81	TransUnion	7,290
59	TTEC Holdings, Inc.	5,927
254	Unisys Corporation(a)	6,457
27	Verisk Analytics, Inc.	4,771
330	Visa, Inc., Class A	69,870
469	Western Union Company	11,566
17	WEX, Inc.(a)	3,557
		809,523
	TELECOMMUNICATIONS - 6.3%
17,724	AT&T, Inc.	536,505
223	Cincinnati Bell, Inc.(a)	3,423
194	EchoStar Corporation, Class A(a)	4,656
27,316	Lumen Technologies, Inc.	364,669
123	Shenandoah Telecommunications Company	6,004
685	Telephone and Data Systems, Inc.	15,728
2,241	T-Mobile US, Inc.(a)	280,775
73	United States Cellular Corporation(a)	2,663
36,850	Verizon Communications, Inc.	2,142,827
209	Vonage Holdings Corporation(a)	2,470
		3,359,720
	TRANSPORTATION & LOGISTICS - 0.1%
26	CH Robinson Worldwide, Inc.	2,481
69	CSX Corporation	6,653
20	FedEx Corporation	5,681

33	Forward Air Corporation	2,931
130	Macquarie Infrastructure Corporation	4,135
30	Norfolk Southern Corporation	8,056
152	Ryder System, Inc.	11,499
130	United Parcel Service, Inc., Class B	22,098
		63,534
	TRANSPORTATION EQUIPMENT - 0.1%
108	Allison Transmission Holdings, Inc.	4,410
51	Cummins, Inc.	13,214
149	Meritor, Inc.(a)	4,384
63	Westinghouse Air Brake Technologies Corporation	4,987
		26,995
	WHOLESALE - CONSUMER STAPLES - 1.5%
8,292	Bunge Ltd.	657,307
89	Performance Food Group Company(a)	5,127
913	Sysco Corporation	71,890
1,898	United Natural Foods, Inc.(a)	62,520
593	US Foods Holding Corporation(a)	22,605
		819,449
	WHOLESALE - DISCRETIONARY - 0.1%
67	ePlus, Inc.(a)	6,676
145	PC Connection, Inc.	6,727
18	Pool Corporation	6,214
251	ScanSource, Inc.(a)	7,517
		27,134

	TOTAL COMMON STOCKS (Cost $52,084,576)	53,403,679

	TOTAL INVESTMENTS - 99.9% (Cost $52,084,576)	$ 53,403,679
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	31,767
	NET ASSETS - 100.0%	$ 53,435,446

ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of this schedule of investments.